Foreign Exchange Gain (Loss) (Tables)	12 Months Ended
Sep. 30, 2024
Foreign exchange gain (loss) [abstract]
Summary of Foreign Exchange Gain (Loss)

	Year ended September 30,
	2024	2023	2022
Realized FX gain (loss)	(23,835)	(15,645)	17,991
Unrealized FX gain (loss)	4,194	(20,411)	27,525
Foreign exchange gain (loss)	(19,641)	(36,056)	45,516

Schedule of Foreign Exchange Rates

	Euro/USD exchange rates
	FX-rate at the beginning of the period	FX-rate at the end of the period	Change of FX-rate during the period in %
Year ended September 30, 2024	1.06	1.12	6%
Year ended September 30, 2023	0.97	1.06	9%
Year ended September 30, 2022	1.16	0.97	-16%